PRO FORMA COMBINED BALANCE SHEET (USD $)	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 778,091	[1]
Accounts receivable	847,234
Accounts receivable, secured - related party	772,793
Receivable from stockholder, secured - related party	2,209,960
Note receivable from officer, secured - related party	150,000
Prepaid expenses and other current assets	103,478
Total current assets	4,861,556
Property and equipment, net	129,944
Intangible assets, net	1,236,996
Other assets	6,559
Total assets	6,235,055
Liabilities and Stockholders’ Equity (Deficiency)
Accounts payable	1,097,732
Accrued expenses	167,706
Deferred revenue	835,694
Notes payable, current portion	26,383	[1]
Deferred rent, current portion	4,291
Total current liabilities	2,131,806
Line of credit	233,215
Loans payable	200,491
Notes payable	8,768
Deferred rent	21,274
Total liabilities	2,595,554
Temporary equity:
Series A preferred stock	0	[2]
Series D preferred stock	0	[2]
Series E preferred stock	0	[2]
Total temporary equity	0
Stockholders’ equity (deficiency):
Series C preferred stock	0	[2]
Series B preferred stock	0	[2]
Common stock	35,275	[3]
Additional paid-in capital	6,754,519	[3]
Accumulated deficit	(3,150,293)
Total stockholders’ equity (deficiency)	3,639,501
Total liabilities and stockholders’ equity (deficiency)	$ 6,235,055

[1]	On December 12, 2011, subsequent to the historical balance sheet date presented and prior to the reverse merger, AGI received $10,000 of proceeds in exchange for a convertible promissory note payable.
[2]	Upon closing of reverse merger, all series of AUI preferred shares were automatically converted to 13,677,274 common shares.
[3]	On February 14, 2012, AGI completed a 1-for-2.5 reverse split whereby each 2.5 issued and outstanding shares of AGI common stock, par value of $0.0001 per share were converted into 1 share of AGI (leaving 48,960,000 common shares).